Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (8,386,923)	$ (16,069,070)	$ (15,379,658)
Less: Net loss from discontinued operations	74,347	9,542,748	8,908,703
Net loss from continuing operations	(8,312,576)	(6,526,322)	(6,470,955)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	32,464	3,838
Change in fair value of convertible debt		(47,813)	467,383
Convertible debt issuance cost		145,569	415,500
Accrued interest for convertible debt		90,638	194,117
Share-based compensation	2,353,655	4,911,200	4,031,475
Change in allowance for credit losses	199,812	(22,306)	5,147
Loss from disposal subsidiary	3,577,279
Amortization of operating lease right-of-use assets	8,338	4,943
Changes in operating assets:
Accounts receivable	(258,182)
Advances to suppliers	(528,800)	(922)	3,138
Inventories		44,588	(44,588)
Prepayments and other current assets	4,438,961	(4,730)	(26,813)
Changes in operating liabilities:
Advances from customers	1,229,667	72,300	(96,091)
Accounts payable	3,668	75,276	36,250
Accounts payable - related party	(3,039)	3,089
Accrued expenses and other liabilities	526,623	322,760
Taxes payable	2,473	51,380	(25,771)
Operating lease liabilities		(42,367)
Net cash provided by (used in) operating activities from continuing operations	3,270,343	(918,879)	(1,511,208)
Net cash used in operating activities from discontinued operations	(193,061)	(10,671,866)	(8,450,627)
Net cash provided by (used in) operating activities	3,077,282	(11,590,745)	(9,961,835)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries	80,000
Purchase of property and equipment		(46,831)
Purchase of intangible assets	(7,392,915)	(395)
Prepayment made on construction in process	(6,759,737)
Deposits made for business acquisitions	(18,520,126)
Net cash used in investing activities from continuing operations	(32,592,778)	(47,226)
Net cash provided by (used in) investing activities from discontinued operations	(987,511)	398,909	4,242,703
Net cash provided by (used in) investing activities	(33,580,289)	351,683	4,242,703
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds received from share issuance	29,400,438	6,600,000	3,582,000
Proceeds from third-party loans	111,178	112,980	10,402
Repayment of third-party loans	(111,178)
Shareholder contribution			815,814
Proceeds from issuance of convertible debt			3,000,000
Proceeds from related party loans	866,864	503,943	332,876
Repayment to related party loans	(532,253)	(652,082)
Net cash provided by financing activities from continuing operations	29,735,049	6,564,841	7,741,092
Net cash provided by (used in) financing activities from discontinuing operations	47,457	5,900,479	(2,985,277)
Net cash provided by financing activities	29,782,506	12,465,320	4,755,815
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(21,813)	73,516	619,717
NET INCREASE (DECREASE) IN CASH	(742,314)	1,299,774	(343,600)
CASH, BEGINNING OF YEAR	1,413,669	113,895	457,495
CASH, END OF YEAR	671,355	1,413,669	113,895
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	3,183		195,319
Income tax paid
Non-Cash Investing Activities
Right-of-use assets obtained in exchange for operating lease obligations		42,367
Addition to intangible assets through long term account payable	389,121
Common shares issued for conversion of debt		$ 4,111,080	$ 1,799,314